Financial expenses, net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Financial expenses,net

	2025	2024 (Recasted)	2023 (Recasted)

Finance cost of sale of receivables (Note 22.2.2)	2,041,529	2,544,359	3,195,130
Cost of bond	190,919	263,691	402,229
Other interest on borrowings and financing	1,731,959	789,562	297,302
Foreign exchange gains	13,138	(19,381)	(15,226)
Other (a)	501,721	82,003	76,729
Total	4,479,266	3,660,234	3,956,164

(a)The amount refers substantially to fair value adjustments on swap derivatives used as hedges for the Group’s financing activities, receivables and credit portfolio.